Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	¥ 1,567,367	¥ 1,551,749
Expected future policy benefits and expenses - Undiscounted	2,621,312	2,532,638
Expected future gross premiums - Discounted	1,297,608	1,362,111
Expected future policy benefits and expenses - Discounted	1,370,583	1,511,436
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	2,293,632	2,456,942
Expected future policy benefits and expenses - Undiscounted	2,637,437	2,552,133
Expected future gross premiums - Discounted	1,713,873	2,003,392
Expected future policy benefits and expenses - Discounted	1,344,482	1,659,960
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	583,537	617,771
Expected future policy benefits and expenses - Undiscounted	1,340,021	1,288,727
Expected future gross premiums - Discounted	478,421	493,328
Expected future policy benefits and expenses - Discounted	¥ 495,324	¥ 442,939